Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other Receivables [abstract]
Trade accounts receivables	$ 7,222	$ 2,269
Less: Allowance for doubtful accounts	(943)	(556)	$ (127)
Net trade accounts receivable	6,279	1,713
Accrued receivables	5,830	5,002
Other receivables	2,183	3,087
Total current receivables	14,292	9,802
Non-current accrued receivables	645
Total trade and other receivables	$ 14,937	$ 9,802